Consolidated Statement of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Assets:
Cash and deposits with banks	¥ 54,696,069	¥ 47,330,155
Call loans and bills bought	1,881,880	1,872,209
Reverse repurchase agreements and cash collateral on securities borrowed	8,491,703	8,924,385
Trading assets	3,169,123	3,776,671
Derivative financial instruments	3,885,271	4,063,982
Financial assets at fair value through profit or loss	1,547,672	1,599,093
Investment securities	20,495,075	19,073,937
Loans and advances	85,129,070	95,273,845
Investments in associates and joint ventures	730,414	675,704
Property, plant and equipment	1,510,132	2,686,055
Intangible assets	835,902	1,096,568
Other assets	4,043,908	4,321,724
Current tax assets	87,961	240,385
Deferred tax assets	19,436	81,961
Assets held for sale	5,651,950	134,307
Total assets	192,175,566	191,150,981
Liabilities:
Deposits	128,461,527	130,295,290
Call money and bills sold	1,190,929	2,088,020
Repurchase agreements and cash collateral on securities lent	12,022,593	9,424,506
Trading liabilities	2,143,899	2,071,584
Derivative financial instruments	3,498,016	3,889,694
Borrowings	10,652,481	12,245,943
Debt securities in issue	10,569,117	11,165,623
Provisions	188,267	194,700
Other liabilities	6,882,740	7,461,101
Current tax liabilities	55,516	79,371
Deferred tax liabilities	397,741	320,201
Liabilities directly associated with the assets held for sale	3,616,941	27,665
Total liabilities	179,679,767	179,263,698
Equity:
Capital stock	2,338,743	2,337,896
Capital surplus	863,505	864,052
Retained earnings	5,149,193	4,609,496
Other reserves	2,324,349	2,134,042
Treasury stock	(12,493)	(12,913)
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	10,663,297	9,932,573
Non-controlling interests	1,232,980	1,505,001
Equity attributable to other equity instruments holders	599,522	449,709
Total equity	12,495,799	11,887,283
Total equity and liabilities	¥ 192,175,566	¥ 191,150,981